GOODWILL (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
GOODWILL
Goodwill, gross (Note 12)	$ 5,184,036	$ 5,184,036
Less: impairment	(1,807,850)	0
Goodwill, net	$ 3,376,186	$ 5,184,036